Outstanding Accounts Receivable with Individual Customer (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Customer A	$ 162,210	$ 491,407
Customer A
Concentration Risk [Line Items]
Customer A	$ 16,235	$ 42,120